Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of amounts recognized in the balance sheet

	As at December 31,
	2023	2024
	RMB’000	RMB’000
Right‑of‑use assets (Note 14)
- Properties	48,572	23,706

Lease liabilities (Note 29)
- Non - current	28,283	10,670
- Current	22,941	13,735
	51,224	24,405

Schedule of amounts recognized in the statement of profit or loss

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Note 12)	(Note 12)
Depreciation charge of right-of-use assets (Note 14)
- Continuing operations	69,468	39,904	32,666
- Discontinued operations	6,051	5,178	817
	75,519	45,082	33,483

Interest expenses (included in finance cost) (Note 10)
- Continuing operations	7,224	3,005	1,930
- Discontinued operations	354	443	81
	7,578	3,448	2,011
Total	83,097	48,530	35,494